Share Capital Warrants Outstanding (Details)	6 Months Ended
Jun. 30, 2021 $ / shares shares
August 11, 2022 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	5 years
Exercise Price of Warrants | $ / shares	$ 42.00
Warrant, Outstanding	37,500
Warrant expiration date	Aug. 11, 2022
August 16, 2022 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	5 years
Exercise Price of Warrants | $ / shares	$ 42.00
Warrant, Outstanding	11,876
Warrant expiration date	Aug. 16, 2022
August 22, 2022 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	5 years
Exercise Price of Warrants | $ / shares	$ 42.00
Warrant, Outstanding	25,625
Warrant expiration date	Aug. 22, 2022
April 17, 2023 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	5 years
Exercise Price of Warrants | $ / shares	$ 5.60
Warrant, Outstanding	111,563
Warrant expiration date	Apr. 17, 2023
March 23, 2023 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	3 years
Exercise Price of Warrants | $ / shares	$ 0.60
Warrant, Outstanding	262,000
Warrant expiration date	Mar. 23, 2023
April 30, 2025 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	5 years
Exercise Price of Warrants | $ / shares	$ 0.92
Warrant, Outstanding	847,000
Warrant expiration date	Apr. 30, 2025
May 27, 2026
Class of Warrant or Right [Line Items]
Warrant Term	5 years
Exercise Price of Warrants | $ / shares	$ 1.375
Warrant, Outstanding	224,000
Warrant expiration date	May 27, 2026
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrant, Outstanding	1,519,564